Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	May. 29, 2015 USD ($) investment	Dec. 31, 2014 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 25,484,972
Held to maturity, gross unrealized gains	22,600
Held to maturity, gross unrealized losses	214,418
Held to Maturity, Number of securities transferred from AFS | investment		22
Held To Maturity, Amortized Cost	29,873,098		$ 0
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	29,681,280	$ 32,800,000	$ 0
Held to maturity, unrealized gain	602,000
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	214,418
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	25,484,972
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	214,418
Held-to-maturity Securities Pledged as Collateral	26,000,000
Held to maturity pledged as collateral, fair value	25,800,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	20,400,000
Held-to-maturity Securities	20,500,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	25,484,972
Held to maturity, gross unrealized gains	22,600
Held to maturity, gross unrealized losses	214,418
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	29,681,280
Held-to-maturity Securities	29,873,098
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	214,418
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	25,484,972
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ 214,418